SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	[1]	0.11%	0.11%	0.11%
Risk-free interest rate, maximum	[1]	2.66%	2.66%	2.66%
Expected volatility, minimum	[2]	38.15%	38.15%	39.17%
Expected volatility, maximum	[2]	42.04%	42.04%	42.04%
Dividend yield	[3]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	[4]	2 years	2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	[4]	5 years	5 years	5 years

[1]	Risk-free interest rate Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.
[2]	Expected volatility The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.
[3]	Dividend yield The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.
[4]	Expected life The expected life was estimated as the average between the vesting term of the options and the original contractual term.